Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2024
EBP 56-1848578 006
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Schedule of Fair Value Hierarchy of Plan's Assets and Estimated Fair Value of Plan's Investment Funds

The following table sets forth by level, within the fair value hierarchy, the Plan’s assets at fair value as of December 31:

	2024
	Level 1	Total
	(In Thousands)
Common stock	$56,373	$56,373
Mutual funds	$128,266	128,266
Investments measured at NAV (a)		693,656
Total		$878,295

	2023
	Level 1	Total
	(In Thousands)
Common stock	$63,926	$63,926
Mutual funds	$129,260	129,260
Investments measured at NAV (a)		620,752
Total		$813,938

(a)
In accordance with GAAP, certain investments that were measured at NAV per share (or its equivalent) have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the statements of net assets available for benefits.

The following table sets forth a summary of the Plan’s investment funds with a reported estimated fair value using NAV per share at December 31:

	Fair Value
	2024	2023	Unfunded Commitment	Redemption Frequency	Other Redemption Restrictions	Redemption Notice Period
	(In Thousands)
Galliard Stable Return Fund E	$66,293	$71,681	None	Immediate	None	None
BlackRock Equity Index Fund J	106,076	89,976	None	Immediate	None	None
Harbor Capital Appreciation R	62,958	-	None	Immediate	None	None
Harbor Capital Appreciation CIT Class 2	-	55,001	None	Immediate	None	None
BlackRock LifePath® Portfolios Class O	447,863	396,383	None	Immediate	None	None
BlackRock Mid Cap Equity Index Fund M	8,536	6,884	None	Immediate	None	None
BlackRock Russell 2000 Index Fund M	931	535	None	Immediate	None	None
BlackRock US Debt Index Fund M	999	292	None	Immediate	None	None
Collective Trust Funds	$693,656	$620,752	None	Immediate	None	None